Related Party Disclosures - Compensation of Key Management Personnel (Detail) - Individual	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Total	192	175
Regular Directors
Disclosure of transactions between related parties [line items]
Total	95	79
General Manager
Disclosure of transactions between related parties [line items]
Total	1	1
Area and department Managers
Disclosure of transactions between related parties [line items]
Total	96	95